Investments - Schedule of Investments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments.
Equity investments without readily determinable fair values	¥ 323,332	¥ 522,139
Debt investments	428,512	384,076
Total investments	¥ 751,844	¥ 906,215